Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 567,535,920.16
Total Fee Amount	78,376.71
Total Offset Amount	0.00
Net Fee	$ 78,376.71
Offering Table N/A
Offset Table N/A	N/A